Annual Operating Expenses - FidelityIntermediateBondFund-RetailPRO - FidelityIntermediateBondFund-RetailPRO - Fidelity Intermediate Bond Fund - Fidelity Intermediate Bond Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.44%

[1]	A Adjusted to reflect current fees.